RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party Transactions [Abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31,	December 31,	December 31,
	2020	2019	2018
Management compensation	$641,845	$540,692	$540,535
Management bonus*	28,423	496,894	70,035
Share-based expense**	335,155	255,902	262,261
Directors' fees	163,000	120,500	73,000
	$1,168,423	$1,413,988	$945,831